GE CAPITAL LIFE Separate Account II

Financial Statements

For the six months ended June 30, 1999

(Unaudited)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Table of Contents

For the six months ended June 30, 1999

------------------------------------------------------------------------------

                                                                          Page
Financial Statements:
(Unaudited)

    Statements of Assets and Liabilities..................................1
    Statements of Operations..............................................6
    Statements of Changes in Net Assets..................................11

Notes to Financial Statements............................................16
(Unaudited)
------------------------------------------------------------------------------

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Assets and Liabilities
As of June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------

                                                                             GE Investments Funds, Inc.
                                                      ------------------------------------------------------------------
                                                       S&P 500     Money    Total   Global     Value               U.S.
                                                         Index    Market   Return   Income    Equity    Income   Equity
Assets                                                    Fund      Fund     Fund     Fund      Fund      Fund     Fund
------------------------------------------------------------------------------------------------------------------------
Investment in GE Investments Funds, Inc., at
  fair value (note 2):
     S&P 500 Index Fund (5,988 shares;
       cost - $152,230)                             $  159,107         -        -        -         -         -        -
     Money Market Fund (185,764 shares;
       cost - $185,764)                                      -   185,764        -        -         -         -        -
     Total Return Portolio (918 shares;
       cost - $14,140)                                       -         -   14,370        -         -         -        -
     Global Income Fund (2,310 shares;
       cost - $22,904)                                       -         -        -   22,564         -         -        -
     Value Equity Fund (1,528 shares;
       cost - $25,216)                                       -         -        -        -    25,497         -        -
     Income Fund (5,009 shares; cost  $60,634)               -         -        -        -         -    60,654        -
     U.S. Equity Fund (699 shares; cost  $26,194)            -         -        -        -         -         -   26,737
Receivable from affiliate (note 3)                           -        70        -        -         -         -        -
------------------------------------------------------------------------------------------------------------------------

Total assets                                        $  159,107   185,834   14,370   22,564    25,497    60,654   26,737
========================================================================================================================

Liabilities
------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)              99       226       14       21         9        41       12
------------------------------------------------------------------------------------------------------------------------

Total liabilities                                           99       226       14       21         9        41       12
------------------------------------------------------------------------------------------------------------------------

Net assets                                          $  159,008   185,608   14,356   22,543    25,488    60,613   26,725
========================================================================================================================

Outstanding units                                       13,340    17,985    1,305    2,268     2,151     6,037    2,218
========================================================================================================================

Net asset value per unit                                 11.92     10.32    11.00     9.94     11.85     10.04    12.05
========================================================================================================================

See accompanying notes to unaudited financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

As of June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 Goldman Sachs
                                                                                                                    Variable
                                                                   Oppenheimer Variable Account Funds           Insurance Trust
                                                      ------------------------------------------------------------------------------
                                                                   Aggressive      Capital    High    Multiple  Growth and  Mid Cap
                                                          Bond         Growth Appreciation  Income  Strategies      Income    Value
Assets                                                 Fund/VA        Fund/VA      Fund/VA Fund/VA     Fund/VA        Fund     Fund
----------------------------------------------------------------------------------------------------------------------------------
Investment in Oppenheimer Variable Account Funds,
 at fair value (note 2):
     Bond Fund/VA (3,044 shares;
       cost - $35,009)                              $   35,000              -         -        -           -           -        -
     Aggressive Growth Fund/VA (318 shares;
       cost - $16,195)                                       -         17,253         -        -           -           -        -
     Capital Appreciation Fund/VA (892 shares;
       cost - $34,027)                                       -              -    36,353        -           -           -        -
     High Income Fund/VA (3,622 shares;
       cost - $38,651)                                       -              -         -   38,642           -           -        -
     Multiple Strategies Fund/VA  (803 shares;
       cost - $13,399)                                       -              -         -        -      13,611           -        -
Investment in Goldman Sachs Variable
   Insurance Trust, at fair value (note 2):
     Growth and Income Fund  (1,466 shares;
       cost - $16,997)                                       -              -         -        -           -      16,922        -
     Mid Cap Equity Fund  (3,378 shares;
       cost - $33,533)                                       -              -         -        -           -           -   33,782
----------------------------------------------------------------------------------------------------------------------------------

Total assets                                        $   35,000         17,253    36,353   38,642      13,611      16,922   33,782
==================================================================================================================================

Liabilities
----------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)              23             29        50       26          10          26       31
----------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                           23             29        50       26          10          26       31
----------------------------------------------------------------------------------------------------------------------------------

Net assets                                          $   34,977         17,224    36,303   38,616      13,601      16,896   33,751
==================================================================================================================================

Outstanding units                                        3,515          1,455     3,015    3,969       1,271       1,615    3,027
==================================================================================================================================

 Net asset value per unit                                 9.95          11.84     12.04     9.73       10.70       10.46    11.15
==================================================================================================================================

See accompanying notes to unaudited financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

As of June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                      Variable Insurance           Variable Insurance         Variable Insurance
                                                        Products Fund               Products Fund II           Product Fund III
                                                ------------------------------------------------------------------------------------
                                                 Equity                              Asset                  Growth &       Growth
                                                 Income      Growth     Overseas   Manager   Contrafund       Income   Opportunities
Assets                                        Portfolio   Portfolio    Portfolio  Portfolio    Portfolio    Portfolio      Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment in Variable Insurance Products
 Fund, at fair value (note 2):
     Equity-Income Portfolio (3,187 shares;
       cost - $84,908)                        $  86,833           -            -         -            -            -              -
     Growth Portfolio (288 shares;
       cost - $12,790)                                -      13,149            -         -            -            -              -
     Overseas Portfolio (2,463 shares;
       cost - $51,145)                                -           -       51,232         -            -            -              -
Investment in Variable Insurance Products
   Fund II, at fair value (note 2):
     Asset Manager Portfolio (954 shares;
       cost - $16,535)                                -           -            -    16,869            -            -              -
     Contrafund Portfolio (4,869 shares;
       cost - $122,816)                               -           -            -         -      127,089            -              -
Investment in Variable Insurance Products
   Fund III, at fair value (note 2):
     Growth & Income Portfolio (3,061 shares;
       cost - $51,072)                                -           -            -         -            -       52,343              -
     Growth Opportunities Portfolio
       (1,388 shares;  cost - $32,198)                -           -            -         -            -            -         32,804
------------------------------------------------------------------------------------------------------------------------------------
Total assets                                  $  86,833      13,149       51,232    16,869      127,089       52,343         32,804
====================================================================================================================================
Liabilities
------------------------------------------------------------------------------------------------------------------------------------
Accrued expenses payable to affiliate (note 3)       57          14           48         9           76           35             24
------------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    57          14           48         9           76           35             24
------------------------------------------------------------------------------------------------------------------------------------
Net assets                                    $  86,776      13,135       51,184    16,860      127,013       52,308         32,780
====================================================================================================================================
Outstanding units                                 7,673       1,036        4,984     1,551       10,638        4,490          2,828
====================================================================================================================================
Net asset value per unit                          11.31       12.68        10.27     10.87        11.94        11.65          11.59
====================================================================================================================================

See accompanying notes to unaudited financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

As of June 30, 1999
(Unaudited)

-------------------------------------------------------------------------------------------------------------------

                                                       Federated Insurance Series            Alger American Fund
                                                     --------------------------------------------------------------
                                                          American            High           Small
                                                           Leaders     Income Bond   Capitalization         Growth
Assets                                                     Fund II         Fund II       Portfolio       Portfolio
-------------------------------------------------------------------------------------------------------------------
Investments in Federated Investors Insurance Series,
  at fair value (note 2):
     American Leaders Fund II  (1,561 shares;
       cost - $33,532)                                  $  34,252               -               -               -
     High Income Bond Fund II  (1,310 shares;
       cost - $13,663)                                          -          13,455               -               -
Investment in Alger American,
   at fair value (note 2):
     Small Capitalization Portfolio (943 shares;
       cost - $38,791)                                          -               -          41,084               -
     Growth Portfolio (1,252 shares;
       cost - $69,617)                                          -               -               -          69,897
-----------------------------------------------------------------------------------------------------------------

Total assets                                            $  34,252          13,455          41,084          69,897
=================================================================================================================

Liabilities
-----------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)                 52              22              38              74
-----------------------------------------------------------------------------------------------------------------

Total liabilities                                              52              22              38              74
=================================================================================================================

Net assets                                              $  34,200          13,433          41,046          69,823
=================================================================================================================

Outstanding units                                           2,928           1,362           3,529           5,476
=================================================================================================================

Net asset value per unit                                    11.68            9.86           11.63           12.75
=================================================================================================================

See accompanying notes to unaudited financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

As of June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------
                                                                                 Janus Aspen Series
                                          ------------------------------------------------------------------------------------------
                                                Aggressive             Worldwide               Flexible  International       Capital
                                                    Growth     Growth     Growth   Balanced      Income         Growth  Appreciation
                                                 Portfolio  Portfolio  Portfolio  Portfolio   Portfolio      Portfolio     Portfolio
------------------------------------------------------------------------------------------------------------------------------------
Investment in Janus Aspen Series, at fair
 value (note 2):
     Aggressive Growth Portfolio (1,339 shares;
       cost - $45,750)                             $ 46,342        -         -            -           -             -            -
     Growth Portfolio (1,391 shares;
       cost - $35,926)                                    -   37,964         -            -           -             -            -
     Worldwide Growth Portfolio (2,006 shares;
       cost - $62,944)                                    -        -    65,683            -           -             -            -
     Balanced Portfolio (7,069 shares;
       cost - $173,822)                                   -        -         -      176,379           -             -            -
     Flexible Income Portfolio (2,661 shares;
       cost - $31,913)                                    -        -         -            -      30,760             -            -
     International Growth Portfolio (1,196 shares;
       cost - $27,871)                                    -        -         -            -           -        27,924            -
     Capital Appreciation Portfolio (11,238 shares;
       cost - $271,042)                                   -        -         -            -           -             -      281,057
------------------------------------------------------------------------------------------------------------------------------------

Total assets                                       $ 46,342   37,964    65,683      176,379      30,760        27,924      281,057
====================================================================================================================================

Liabilities
------------------------------------------------------------------------------------------------------------------------------------

Accrued expenses payable to affiliate (note 3)           35       41        47          178          29            13          223
------------------------------------------------------------------------------------------------------------------------------------

Total liabilities                                        35       41        47          178          29            13          223
====================================================================================================================================

Net assets                                         $ 46,307   37,923    65,636      176,201      30,731        27,911      280,834
====================================================================================================================================

Outstanding units                                     3,091    2,933     5,913       14,153       3,046         2,747       19,625
====================================================================================================================================

Net asset value per unit                              14.98    12.93     11.10        12.45       10.09         10.16        14.31
====================================================================================================================================

See accompanying notes to unaudited financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Operations
For the period ended June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

                                                                               GE Investments Funds, Inc.
                                       ---------------------------------------------------------------------------------------------
                                            S&P 500          Money        Total       Global        Value                      U.S.
                                              Index         Market       Return       Income       Equity       Income       Equity
                                               Fund           Fund         Fund         Fund         Fund         Fund         Fund
                                       --------------------------------------------------------------------------------------------
                                        Period from    Period from  Period from  Period from  Period from  Period from  Period from
                                       5/06-6/30/99   4/29-6/30/99 5/26-6/30/99 5/14-6/30/99 5/14-6/30/99 5/14-6/30/99 6/02-6/30/99
-----------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                    $      -       867           -            -            -            -            -
    Expenses - Mortality and expense
       risk charges (note 3)                    96       288          14           22            8           42             12
------------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                (96)      579         (14)         (22)          (8)         (42)           (12)
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
 on investments:
       Net realized gain (loss)                (26)        -          13           23            -            -              -
       Unrealized appreciation
          (depreciation) on investments      6,877         -         229         (339)         281           20            542
------------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                           6,851         -         242         (316)         281           20            542
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
    from operations                       $  6,755       579         228         (338)         273          (22)           530
====================================================================================================================================

See accompanying notes to unaudited financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

For the period ended June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------

                                                                 Oppenheimer Variable Account Funds
                                            ----------------------------------------------------------------------------
                                                              Aggressive         Capital           High         Multiple
                                                     Bond         Growth    Appreciation         Income       Strategies
                                                  Fund/VA        Fund/VA         Fund/VA        Fund/VA          Fund/VA
                                            ----------------------------------------------------------------------------
                                              Period from    Period from     Period from    Period from      Period from
                                             5/06-6/30/99   5/11-6/30/99    4/23-6/30/99   5/21-6/30/99     5/14-6/30/99
------------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                    $      -              -               -              -                -
    Expenses - Mortality and expense
       risk charges (note 3)                    24             39              49             26               10
------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                (24)           (39)            (49)           (26)             (10)
------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
       Net realized gain (loss)                  7              -             (43)             -                -
       Unrealized appreciation
          (depreciation) on investments         (8)         1,058           2,326            (10)             212
------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                              (1)         1,058           2,283            (10)             212
------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
    from operations                       $    (25)         1,019           2,234            (36)             202
========================================================================================================================




-----------------------------------------------------------------------

                                               Goldman Sachs Variable
                                                   Insurance Trust
                                        -------------------------------
                                             Growth and        Mid Cap
                                                 Income          Value
                                                   Fund           Fund
                                        -------------------------------
                                            Period from    Period from
                                           5/14-6/30/99   5/14-6/30/99
-----------------------------------------------------------------------
Investment income:
    Income - Dividends                     $   -              -
    Expenses - Mortality and expense
       risk charges (note 3)                  26             31
-----------------------------------------------------------------------

Net investment income (expense)              (26)           (31)
-----------------------------------------------------------------------

Net realized and unrealized gain
  (loss) on investments:
       Net realized gain (loss)                -              -
       Unrealized appreciation
          (depreciation) on investments      (75)           250
-----------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                           (75)           250
-----------------------------------------------------------------------

Increase (decrease) in net assets
    from operations                        $(101)           219
=======================================================================

See accompanying notes to unaudited financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

For the period ended June 30, 1999
(Unaudited)

--------------------------------------------------------------------------------------------------------------------------------


                                                   Variable Insurance Products Fund         Variable Insurance Products Fund II
                                            ----------------------------------------------  ------------------------------------
                                                   Equity                                         Asset
                                                   Income         Growth        Overseas        Manager       Contrafund
                                                Portfolio      Portfolio       Portfolio      Portfolio        Portfolio
                                            ------------------------------------------------------------------------------------
                                              Period from    Period from     Period from    Period from      Period from
                                             5/13-6/30/99   5/06-6/30/99    5/14-6/30/99   6/07-6/30/99     5/06-6/30/99
--------------------------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                    $         1,200              -               -              -                -
    Expenses - Mortality and expense
       risk charges (note 3)                           56             14              47              8               75
--------------------------------------------------------------------------------------------------------------------------------

Net investment income (expense)                     1,144            (14)            (47)            (8)             (75)
--------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
 on investments:
       Net realized gain                               (8)             9             111              -               (6)
       Unrealized appreciation on
         investments                                1,925            359              87            334            4,273
--------------------------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain
    on investments                                  1,917            368             198            334            4,267
--------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations    $         3,061            354             151            326            4,192
================================================================================================================================


-----------------------------------------------------------------------------
                                                Variable Insurance
                                                  Product Fund III
                                         -----------------------------------
                                               Growth &         Growth
                                                 Income  Opportunities
                                              Portfolio      Portfolio
                                         -----------------------------------
                                            Period from    Period from
                                           4/12-6/30/99   5/11-6/30/99
----------------------------------------------------------------------------
Investment income:
    Income - Dividends                       $    -              -
    Expenses - Mortality and expense
       risk charges (note 3)                     42             24
----------------------------------------------------------------------------

Net investment income (expense)                 (42)           (24)
----------------------------------------------------------------------------

Net realized and unrealized gain (loss)
 on investments:
       Net realized gain                         (5)            (1)
       Unrealized appreciation on
         investments                          1,270            606
----------------------------------------------------------------------------

Net realized and unrealized gain
    on investments                            1,265            605
----------------------------------------------------------------------------

Increase in net assets from operations       $1,223            581
============================================================================

See accompanying notes to unaudited financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

For the period ended June 30, 1999
(Unaudited)

--------------------------------------------------------------------------------------------------------

                                               Federated Insurance Series          Alger American
                                            ------------------------------ -----------------------------
                                                 American           High           Small
                                                  Leaders    Income Bond   Capitalization        Growth
                                                  Fund II        Fund II       Portfolio      Portfolio
                                            ------------------------------------------------------------
                                              Period from    Period from     Period from    Period from
                                             4/23-6/30/99   5/11-6/30/99    5/06-6/30/99   4/29-6/30/99
--------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                         $        -              -             124          2,328
    Expenses - Mortality and expense
       risk charges (note 3)                           63             23              37             85
--------------------------------------------------------------------------------------------------------

Net investment income (expense)                       (63)           (23)             87          2,243
--------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
  on investments:
       Net realized gain (loss)                        (2)            10               5            530
       Unrealized appreciation (depreciation)
          on investments                              720           (208)          2,293            281
--------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                                    718           (198)          2,298            811
--------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
    from operations                            $      655           (221)          2,385          3,054
========================================================================================================

See accompanying notes to unaudited financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

For the period ended June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------
                                                                      Janus Aspen Series
                                            ----------------------------------------------------------------
                                               Aggressive                      Worldwide
                                                   Growth         Growth          Growth       Balanced
                                                Portfolio      Portfolio       Portfolio      Portfolio
                                            ----------------------------------------------------------------
                                              Period from    Period from     Period from    Period from
                                             4/23-6/30/99   5/11-6/30/99    4/23-6/30/99   4/12-6/30/99
------------------------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                         $    1,625            235             120          1,819
    Expenses - Mortality and expense
       risk charges (note 3)                           42             40              50            196
------------------------------------------------------------------------------------------------------------

Net investment income                               1,583            195              70          1,623
------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
 on investments:
       Net realized gain (loss)                        (5)             -               -            (20)
       Unrealized appreciation
        (depreciation)
        on investments                                592          2,038           2,739          2,557
------------------------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                                    587          2,038           2,739          2,537
------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
    from operations                            $    2,170          2,233           2,809          4,160
============================================================================================================


------------------------------------------------------------------------------------------
                                                        Janus Aspen Series
                                          ------------------------------------------------
                                                 Flexible    International        Capital
                                                   Income           Growth   Appreciation
                                                Portfolio        Portfolio      Portfolio
                                          ------------------------------------------------
                                              Period from      Period from    Period from
                                             5/21-6/30/99     5/26-6/30/99   4/29-6/30/99
------------------------------------------------------------------------------------------
Investment income:
    Income - Dividends                              1,085               72            552
    Expenses - Mortality and expense
       risk charges (note 3)                           29               13            233
------------------------------------------------------------------------------------------

Net investment income                               1,056               59            319
------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
 on investments:
       Net realized gain (loss)                         -               12            521
       Unrealized appreciation
        (depreciation)
        on investments                             (1,153)              53         10,015
------------------------------------------------------------------------------------------

Net realized and unrealized gain (loss)
    on investments                                 (1,153)              65         10,536
------------------------------------------------------------------------------------------

Increase (decrease) in net assets
    from operations                                   (97)             124         10,855
==========================================================================================

See accompanying notes to unaudited financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

Statements of Changes in Net Assets
For the period ended June 30, 1999
(Unaudited)

----------------------------------------------------------------------------------------------------------------------------
                                                                                     GE Investments Funds, Inc.
                                                                   ---------------------------------------------------------
                                                                            S&P 500             Money              Total
                                                                              Index            Market             Return
                                                                               Fund              Fund               Fund
                                                                   ---------------------------------------------------------
                                                                        Period from       Period from        Period from
                                                                       5/06-6/30/99      4/29-6/30/99       5/26-6/30/99
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                             $              (96)              579                (14)
     Net realized gain (loss)                                                   (26)                -                 13
     Unrealized appreciation (depreciation)
         on investments                                                       6,877                 -                229
----------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                             6,755               579                228
----------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                           152,165           184,960             14,132
     Loan interest                                                                -                 -                  -
     Transfers (to) from the general account of GE Capital Life:
         Death benefits                                                           -                 -                  -
         Surrenders                                                            (129)              (30)               (30)
         Loans                                                                    -                 -                  -
         Cost of insurance and administrative expense (note 3)                    -                 -                  -
         Transfer gain (loss) and transfer fees                                (783)               99                 26
         Transfers (to) from the Guarantee Account (note 1)                   1,000                 -                  -
     Interfund transfers                                                          -                 -                  -
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                            152,253           185,029             14,128
----------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                      159,008           185,608             14,356

Net assets at beginning of year                                                   -                 -                  -
----------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                        $          159,008           185,608             14,356
============================================================================================================================


---------------------------------------------------------------------------------------------------------------------------------

                                                                                          GE Investments Funds, Inc.
                                                             --------------------------------------------------------------------
                                                                    Global             Value                                U.S.
                                                                    Income            Equity            Income            Equity
                                                                      Fund              Fund              Fund              Fund
                                                             --------------------------------------------------------------------
                                                               Period from       Period from       Period from       Period from
                                                              5/14-6/30/99      5/14-6/30/99      5/14-6/30/99      6/02-6/30/99
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                               $   (22)               (8)              (42)              (12)
     Net realized gain (loss)                                           23                 -                 -                 -
     Unrealized appreciation (depreciation)
         on investments                                               (339)              281                20               542
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                     (338)              273               (22)              530
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                   22,942            25,200            60,577            25,194
     Loan interest                                                       -                 -                 -                 -
     Transfers (to) from the general account of GE Capital Life:
         Death benefits                                                  -                 -                 -                 -
         Surrenders                                                    (30)                -                 -                 -
         Loans                                                           -                 -                 -                 -
         Cost of insurance and administrative expense (note 3)           -                 -                 -                 -
         Transfer gain (loss) and transfer fees                        (31)               15                58                 1
         Transfers (to) from the Guarantee Account (note 1)              -                 -                 -             1,000
     Interfund transfers                                                 -                 -                 -                 -
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                    22,881            25,215            60,635            26,195
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                              22,543            25,488            60,613            26,725

Net assets at beginning of year                                          -                 -                 -                 -
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                          $22,543            25,488            60,613            26,725
=================================================================================================================================



See accompanying notes to unaudited financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

For the period ended June 30, 1999
(Unaudited)

------------------------------------------------------------------------------------------------------------------------------

                                                                                  Oppenheimer Variable Account Funds
                                                                   -----------------------------------------------------------
                                                                                           Aggressive            Capital
                                                                               Bond            Growth       Appreciation
                                                                            Fund/VA           Fund/VA            Fund/VA
                                                                   -----------------------------------------------------------
                                                                        Period from       Period from        Period from
                                                                       5/06-6/30/99      5/11-6/30/99       4/23-6/30/99
------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                                  $         (24)              (39)               (49)
     Net realized gain (loss)                                                     7                 -                (43)
     Unrealized appreciation (depreciation) on investments                       (8)            1,058              2,326
------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                               (25)            1,019              2,234
------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            35,164            15,066             34,448
     Loan interest                                                                -                 -                  -
     Transfers (to) from the general account of GE Capital Life:
         Death benefits                                                           -                 -                  -
         Surrenders                                                            (159)                -                  -
         Loans                                                                    -                 -                  -
         Cost of insurance and administrative expense (note 3)                    -                 -                  -
         Transfer gain (loss) and transfer fees                                  (3)            1,139               (379)
         Transfers (to) from the Guarantee Account (note 1)                       -                 -                  -
     Interfund transfers                                                          -                 -                  -
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                             35,002            16,205             34,069
------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                       34,977            17,224             36,303

Net assets at beginning of period                                                 -                 -                  -
------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                            $     34,977            17,224             36,303
==============================================================================================================================


------------------------------------------------------------------------------------------------------------------------------------
                                                                       Oppenheimer Variable                  Goldman Sachs Variable
                                                                          Account Funds                           Insurance Trust
                                                                   -------------------------------  --------------------------------
                                                                           High        Multiple        Growth and           Mid Cap
                                                                         Income      Strategies            Income             Value
                                                                        Fund/VA         Fund/VA              Fund              Fund
                                                                   -----------------------------------------------------------------
                                                                    Period from     Period from       Period from       Period from
                                                                   5/21-6/30/99    5/14-6/30/99      5/14-6/30/99      5/14-6/30/99
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                                    $   (26)            (10)              (26)              (31)
     Net realized gain (loss)                                                 -               -                 -                 -
     Unrealized appreciation (depreciation) on investments                  (10)            212               (75)              250
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                           (36)            202              (101)              219
------------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                        38,693          13,392            16,716            33,223
     Loan interest                                                            -               -                 -                 -
     Transfers (to) from the general account of GE Capital Life:
         Death benefits                                                       -               -                 -                 -
         Surrenders                                                         (30)              -                 -                 -
         Loans                                                                -               -                 -                 -
         Cost of insurance and administrative expense (note 3)                -               -                 -                 -
         Transfer gain (loss) and transfer fees                             (11)              7               281               309
         Transfers (to) from the Guarantee Account (note 1)                   -               -                 -                 -
     Interfund transfers                                                      -               -                 -                 -
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                         38,652          13,399            16,997            33,532
------------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                   38,616          13,601            16,896            33,751

Net assets at beginning of period                                             -               -                 -                 -
------------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                                             $38,616          13,601            16,896            33,751
====================================================================================================================================


See accompanying notes to unaudited financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

For the period ended June 30, 1999
(Unaudited)

---------------------------------------------------------------------------------------------------------------------------
                                                                              Variable Insurance Products Fund
                                                                   --------------------------------------------------------
                                                                             Equity
                                                                             Income            Growth           Overseas
                                                                          Portfolio         Portfolio          Portfolio
                                                                   --------------------------------------------------------
                                                                        Period from       Period from        Period from
                                                                       5/13-6/30/99      5/06-6/30/99       5/14-6/30/99
---------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                                   $      1,144               (14)               (47)
     Net realized gain (loss)                                                    (8)                9                111
     Unrealized appreciation on investments                                   1,925               359                 87
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                        3,061               354                151
---------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                            85,066            12,849             51,050
     Loan interest                                                                -                 -                  -
     Transfers (to) from the general account of
       GE Capital Life:
         Death benefits                                                           -                 -                  -
         Surrenders                                                             (88)             (160)                 -
         Loans                                                                    -                 -                  -
         Cost of insurance and administrative expense (note 3)                    -                 -                  -
         Transfer gain (loss) and transfer fees                              (1,263)               92                (17)
         Transfers (to) from the Guarantee Account (note 1)                       -                 -                  -
     Interfund transfers                                                          -                 -                  -
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                             83,715            12,781             51,033
---------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                                       86,776            13,135             51,184

Net assets at beginning of year                                                   -                 -                  -
---------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                              $     86,776            13,135             51,184
===========================================================================================================================


-----------------------------------------------------------------------------------------------------------------------------------
                                                                       Variable Insurance                  Variable Insurance
                                                                        Products Fund II                    Product Fund III
                                                              -----------------------------------  --------------------------------
                                                                       Asset                            Growth &            Growth
                                                                     Manager        Contrafund            Income     Opportunities
                                                                   Portfolio         Portfolio         Portfolio         Portfolio
                                                              ---------------------------------------------------------------------
                                                                 Period from       Period from       Period from       Period from
                                                                6/07-6/30/99      5/06-6/30/99      4/12-6/30/99      5/11-6/30/99
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                                 $    (8)              (75)              (42)              (24)
     Net realized gain (loss)                                              -                (6)               (5)               (1)
     Unrealized appreciation on investments                              334             4,273             1,270               606
-----------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from operations                                   326             4,192             1,223               581
-----------------------------------------------------------------------------------------------------------------------------------
From capital transactions:
     Net premiums                                                     16,515           122,599            51,215            32,232
     Loan interest                                                         -                 -                 -                 -
     Transfers (to) from the general account of
       GE Capital Life:
         Death benefits                                                    -                 -                 -                 -
         Surrenders                                                        -              (129)             (129)                -
         Loans                                                             -                 -                 -                 -
         Cost of insurance and administrative expense (note 3)             -                 -                 -                 -
         Transfer gain (loss) and transfer fees                           19              (649)               (1)              (33)
         Transfers (to) from the Guarantee Account (note 1)                -             1,000                 -                 -
     Interfund transfers                                                   -                 -                 -                 -
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from capital transactions                      16,534           122,821            51,085            32,199
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets                                                16,860           127,013            52,308            32,780

Net assets at beginning of year                                            -                 -                 -                 -
-----------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                            $16,860           127,013            52,308            32,780
===================================================================================================================================

See accompanying notes to unaudited financial statements.

GE CAPITAL LIFE SEPARATE ACCOUNT II

For the period ended June 30, 1999
(Unaudited)

---------------------------------------------------------------------------------------------------------------------------------

                                                               Federated Insurance Series                Alger American
                                                            ----------------------------------  ---------------------------------
                                                                 American              High              Small
                                                                  Leaders       Income Bond     Capitalization            Growth
                                                                  Fund II           Fund II          Portfolio         Portfolio
                                                            ---------------------------------------------------------------------
                                                              Period from       Period from        Period from       Period from
                                                             4/23-6/30/99      5/11-6/30/99       5/06-6/30/99      4/29-6/30/99
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
     Net investment income (expense)                          $       (63)              (23)                87             2,243
     Net realized gain (loss)                                          (2)               10                  5               530
     Unrealized appreciation (depreciation) on investments            720              (208)             2,293               281
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                     655              (221)             2,385             3,054
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
     Net premiums                                                  33,607            13,716             38,444            67,995
     Loan interest                                                      -                 -                  -                 -
     Transfers (to) from the general account of GE Capital Life:
         Death benefits                                                 -                 -                  -                 -
         Surrenders                                                     -                 -               (129)             (129)
         Loans                                                          -                 -                  -                 -
         Cost of insurance and administrative expense (note 3)          -                 -                  -                 -
         Transfer gain (loss) and transfer fees (note 3)              (62)              (62)               346            (1,097)
         Transfers (to) from the Guarantee Account (note 1)             -                 -                  -                 -
     Interfund transfers                                                -                 -                  -                 -
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions                   33,545            13,654             38,661            66,769
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets                                             34,200            13,433             41,046            69,823

Net assets at beginning of year                                         -                 -                  -                 -
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of year                                       $  34,200            13,433             41,046            69,823
=================================================================================================================================

See accompanying notes to unaudited financial statements.

GE Capital Life Separate Account II

For the period ended June 30, 1999
(Unaudited)

---------------------------------------------------------------------------------------------------------------------------------

                                                                                     Janus Aspen Series
                                                       --------------------------------------------------------------------------
                                                          Aggressive                     Worldwide                      Flexible
                                                              Growth         Growth         Growth       Balanced         Income
                                                           Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                                       --------------------------------------------------------------------------
                                                         Period from      Period from  Period from     Period from   Period from
                                                        4/23-6/30/99     5/11-6/30/99 4/23-6/30/99    4/12-6/30/99  5/21-6/30/99
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
    Net investment income                            $         1,583            195             70          1,623          1,056
    Net realized gain (loss)                                      (5)             -              -            (20)             -
    Unrealized appreciation (depreciation) on
     investments                                                 592          2,038          2,739          2,557         (1,153)
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations              2,170          2,233          2,809          4,160            (97)
---------------------------------------------------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                              43,291         35,575         62,471        172,027         30,851
    Loan interest                                                  -              -              -              -              -
    Transfers (to) from the general account of
       GE Capital Life:
       Death benefits                                              -              -              -              -              -
       Surrenders                                                  -            (31)             -           (187)           (30)
       Loans                                                       -              -              -              -              -
       Cost of insurance and administrative expense (note 3)       -              -              -              -              -
       Transfer gain (loss) and transfer fees                    846            146            356            201              7
       Transfers (to) from the Guarantee Account (note 1)          -              -              -              -              -
    Interfund transfers                                            -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------

Increase in net assets from capital transactions              44,137         35,690         62,827        172,041         30,828
---------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets                             46,307         37,923         65,636        176,201         30,731

Net assets at beginning of period                                  -              -              -              -              -
---------------------------------------------------------------------------------------------------------------------------------

Net assets at end of period                          $        46,307         37,923         65,636        176,201         30,731
=================================================================================================================================


-------------------------------------------------------------------------------------

                                                              Janus Aspen Series
                                                       ------------------------------
                                                        International        Capital
                                                               Growth   Appreciation
                                                            Portfolio      Portfolio
                                                       ------------------------------
                                                          Period from     Period from
                                                         5/26-6/30/99    4/29-6/30/99
-------------------------------------------------------------------------------------
Increase (decrease) in net assets
From operations:
    Net investment income                                    $     59            319
    Net realized gain (loss)                                       12            521
    Unrealized appreciation (depreciation) on
     investments                                                   53         10,015
-------------------------------------------------------------------------------------

Increase (decrease) in net assets from operations                 124         10,855
-------------------------------------------------------------------------------------

From capital transactions:
    Net premiums                                               27,817        270,024
    Loan interest                                                   -              -
    Transfers (to) from the general account of
       GE Capital Life:
       Death benefits                                               -              -
       Surrenders                                                 (31)             -
       Loans                                                        -              -
       Cost of insurance and administrative expense (note 3)        -              -
       Transfer gain (loss) and transfer fees                       1         (1,045)
       Transfers (to) from the Guarantee Account (note 1)           -          1,000
    Interfund transfers                                             -              -
-------------------------------------------------------------------------------------

Increase in net assets from capital transactions               27,787        269,979
-------------------------------------------------------------------------------------

Increase (decrease) in net assets                              27,911        280,834

Net assets at beginning of period                                   -              -
-------------------------------------------------------------------------------------

Net assets at end of period                                  $ 27,911        280,834
=====================================================================================

See accompanying notes to unaudited financial statement

GE Capital Life Separate Account II

Notes to Financial Statements

June 30, 1999

(Unaudited)
-------------------------------------------------------------------------------



(1)    Description of Entity

       GE Capital Life Separate Account II (the Account) is a separate investment account established in 1996 by GE Life Assurance Company of New York (GE Capital Life) and is incorporated in New York. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Capital Life. GE Capital Life is a stock life insurance company incorporated in New York on February 23, 1988. Fifty-two percent of the capital stock of GE Capital Life is owned by General Electric Capital Assurance Company. The remaining 48% is owned by Great Northern Insured Annuity Corporation. General Electric Capital Assurance Company and Great Northern Insured Annuity Corporation are indirect, wholly-owned subsidiaries of General Electric Capital Corporation ("GE Capital"). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

       There are currently 41 investment subdivisions available in the Account. The Growth, Aggressive Growth, International Growth, Worldwide Growth, Balanced, Flexible Income and Capital Appreciation Portfolios each invests solely in a designated portfolio of the Janus Aspen Series. The Equity-Income, Overseas, and Growth Portfolios each invests solely in a designated portfolio of the Variable Insurance Products Fund. The Asset Manager and the Contrafund Portfolios each invests solely in a designated portfolio of Variable Insurance Products Fund II. The Growth & Income and the Growth Opportunities Portfolios each invests solely in a designated portfolio of Variable Insurance Products Fund III. The S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, U.S. Equity, and Premier Growth Equity Funds each invests solely in a designated portfolio of the GE Investments Funds, Inc. The Bond Fund/VA, Aggressive Fund Growth/VA, Capital Appreciation Fund/VA, High Income Fund/VA, and the Multiple Strategies Fund/VA each invests solely in a designated portfolio of Oppenheimer Variable Account Funds. American Leaders Fund II, Federated Utility Fund II, and Federated High Income Bond Fund II each invests solely in a designated portfolio of the Federated Insurance Series. The Growth and Small Capitalization Portfolios each invests solely in a designated portfolio of the Alger American Fund. The PBHG Growth II and PBHG Large Cap Growth Portfolios each invests solely in a designated portfolio of the PBHG Insurance Series Fund, Inc. The Growth and Income and Mid Cap Value Funds each invests solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. The Investors, Total Return, and Strategic Bond Funds each invests solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc. All designated portfolios described above are series type mutual funds.


                                      16                            (Continued)

GE Capital Life Separate Account II

Notes to Financial Statements

June 30, 1999

(Unaudited)
-------------------------------------------------------------------------------


(2)    Summary of Significant Accounting Policies

       (a)    Investments

              Investments are stated at fair value, which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year or period.

              The aggregate cost of the investments acquired and the aggregate proceeds of investments sold, for the six months or lesser period ended June 30, 1999 were:

                                             Cost of             Proceeds
                                              Shares                 from
Fund/Portfolio                              Acquired          Shares Sold
--------------------------------------------------------------------------

GE Investment Funds, Inc.:
           S&P 500 Index                  $  153,330           $    1,074
           Money Market                      185,856                   92
           Total Return                       14,171                   43
           Global Income                      22,942                   61
           Value Equity                       25,216                    0
           Income                             60,634                    0
           U.S. Equity                        26,194                    0

Oppenheimer Variable Account Funds:
           Bond                               35,172                  170
           Aggressive Growth                  16,212                   17
           Capital Appreciation               34,775                  706
           High Income                        38,693                   42
           Multiple Strategies                13,409                   10

Variable Insurance Products Fund:
           Equity-Income                      85,183                  268
           Growth                             12,957                  176
           Overseas                           51,145                  111



                             17                             (Continued)

GE Capital Life Separate Account II

Notes to Financial Statements

June 30, 1999

(Unaudited)
-------------------------------------------------------------------------------





                                             Cost of             Proceeds
                                              Shares                 from
Fund/Portfolio                              Acquired          Shares Sold
--------------------------------------------------------------------------

Variable Insurance Products Fund II:
           Asset Manager                      16,535                    0
           Contrafund                        123,791                  969

Variable Insurance Products Fund III:
           Growth & Income                    51,219                  142
           Growth Opportunties                32,232                   34

Goldman Sachs Variable Insurance Trust
           Growth and Income                  16,997                    0
           Mid Cap Value                      33,533                    0

Janus Aspen Series:
           Aggressive Growth                  46,064                  310
           Growth                             35,986                   60
           Worldwide Growth                   62,948                    4
           Balanced                          174,533                  692
           Flexible Income                    31,944                   31
           International Growth               27,903                   44
           Capital Appreciation              272,415                1,893

Federated Insurance Series:
           High Income Bond Fund II           13,716                   63
           American Leaders Fund II           33,946                  412

The Alger American Fund
           Small Capitalization               38,925                  139
           Growth                             70,329                1,242



        (b)   Capital Transactions

              The increase (decrease) of outstanding units from capital transactions for the six months or lesser period ended June 30, 1999 is as follows:

                                     18                              (Continued)

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999


                                                                 GE Investments Funds, Inc.
                                         ---------------------------------------------------------------------------
                                             S&P 500      Money       Total     Global       Value             U.S.
                                               Index     Market      Return     Income      Equity  Income   Equity
                                                Fund       Fund        Fund       Fund        Fund    Fund     Fund
--------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998             -          -           -          -           -       -        -

From capital transactions:
    Net premiums                              13,264     17,988       1,308      2,271       2,151   6,037    2,133
    Loan Interest                                  -          -           -          -           -       -        -
    Tranfers (to) from the
    general acct. of GE Capital Life:
      Death benefits                               -          -           -          -           -       -        -
      Surrenders                                 (11)        (3)         (3)        (3)          -       -        -
      Loans                                        -          -           -          -           -       -        -
      Cost of insurance                            -          -           -          -           -       -        -
      Fixed Transfers                             87          -           -          -           -       -       85
    Interfund transfers                           -           -           -          -           -       -        -
                                             -------    -------      ------     ------      ------  ------   ------
Net increase in units resulting
    from capital transactions                 13,340     17,985       1,305      2,268       2,151   6,037    2,218
                                             -------    -------      ------     ------      ------  ------   ------
Units outstanding at June 30, 1999            13,340     17,985       1,305      2,268       2,151   6,037    2,218
===================================================================================================================

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999



                                                                                                           Goldman Sachs
                                                                                                              Variable
                                                   Oppenheimer Variable Account Funds                     Insurance Trust
                                         ------------------------------------------------------------- ---------------------
                                                     Aggressive      Capital        High      Multiple  Growth and   Mid Cap
                                             Bond        Growth Appreciation      Income    Strategies      Income     Value
                                          Fund/VA       Fund/VA      Fund/VA     Fund/VA       Fund/VA        Fund      Fund
----------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998        -             -            -           -             -           -         -

From capital transactions:
    Net premiums                          3,531         1,455        3,015       3,972         1,271       1,615     3,027
    Loan Interest                             -             -            -           -             -           -         -
    Tranfers (to) from the
    general acct. of GE Capital Life:
      Death benefits                          -             -            -           -             -           -         -
      Surrenders                            (16)            -            -          (3)            -           -         -
      Loans                                   -             -            -           -             -           -         -
      Cost of insurance                       -             -            -           -             -           -         -
      Fixed Transfers                         -             -            -           -             -           -         -
    Interfund transfers                       -             -            -           -             -           -         -
                                         ------        ------       ------      ------        ------      ------    ------
Net increase in units resulting
    from capital transactions             3,515         1,455        3,015       3,969         1,271       1,615     3,027
                                         ------        ------       ------      ------        ------      ------    ------
Units outstanding at June 30, 1999        3,515         1,455        3,015       3,969         1,271       1,615     3,027
===========================================================================================================================

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999



                                                                Variable Insurance Products Fund
                                                 ---------------------------------------------------------------
                                                        Equity
                                                        Income               Growth            Overseas
                                                      Portfolio            Portfolio           Portfolio
--------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                     -                    -                   -

From capital transactions:
    Net premiums                                       7,681                1,049               4,984
    Loan Interest                                          -                    -                   -
    Tranfers (to) from the
    general acct. of GE Capital Life:
      Death benefits                                       -                    -                   -
      Surrenders                                          (8)                 (13)                  -
      Loans                                                -                    -                   -
      Cost of insurance                                    -                    -                   -
      Fixed Transfers                                      -                    -                   -
    Interfund transfers                                    -                    -                   -
                                                      ------               ------              ------
Net increase in units resulting
    from capital transactions                          7,673                1,036               4,984
                                                      ------               ------              ------
Units outstanding at June 30, 1999                     7,673                1,036               4,984
====================================================================================================================



                                                    Variable Insurance                                   Variable Insurance
                                                     Products Fund II                                    Products Fund III
                                              --------------------------------------     -----------------------------------------
                                                  Asset                                      Growth &                   Growth
                                                Manager          Contrafund                    Income            Opportunities
                                               Portfolio           Portfolio                 Portfolio                Portfolio
----------------------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998              -                   -                         -                        -

From capital transactions:
    Net premiums                                1,551              10,563                     4,501                    2,828
    Loan Interest                                   -                   -                         -                        -
    Tranfers (to) from the
    general acct. of GE Capital Life:
      Death benefits                                -                   -                         -                        -
      Surrenders                                    -                 (11)                      (11)                       -
      Loans                                         -                   -                         -                        -
      Cost of insurance                             -                   -                         -                        -
      Fixed Transfers                               -                  86                         -                        -
    Interfund transfers                             -                   -                         -                        -
                                               ------             -------                    ------                   ------
Net increase in units resulting
    from capital transactions                   1,551              10,638                     4,490                    2,828
                                               ------             -------                    ------                   ------
Units outstanding at June 30, 1999              1,551              10,638                     4,490                    2,828
============================================================================================================================

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999




                                             Federated Insurance Series          Alger American Fund
                                            -----------------------------   -------------------------------
                                               American          High              Small
                                                Leaders      Income Bond     Capitalization         Growth
                                                Fund II        Fund II          Portfolio         Portfolio
-----------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998               -              -                  -              -

From capital transactions:
    Net premiums                                 2,928          1,362              3,541          5,486
    Loan Interest                                    -              -                  -              -
    Tranfers (to) from the
    general acct. of GE Capital Life:
      Death benefits                                 -              -                  -              -
      Surrenders                                     -              -                (12)           (10)
      Loans                                          -              -                  -              -
      Cost of insurance                              -              -                  -              -
      Fixed Transfers                                -              -                  -              -
    Interfund transfers                              -              -                  -              -
                                                 -----         ------             ------         ------
Net increase in units resulting
    from capital transactions                    2,928          1,362              3,529          5,476
                                                ------         ------             ------         ------
Units outstanding at June 30, 1999               2,928          1,362              3,529          5,476
========================================================================================================

GE CAPITAL LIFE SEPARATE ACCOUNT II

Notes to Financial Statements

June 30, 1999



                                                                    Janus Aspen Series
--------------------------------------------------------------------------------------------------------------------
                                                    Aggressive                         Worldwide
                                                     Growth           Growth           Growth         Balanced
                                                   Portfolio        Portfolio        Portfolio        Portfolio
--------------------------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                   -                -                -                -

From capital transactions:
    Net premiums                                     3,091            2,936            5,913           14,168
    Loan Interest                                        -                -                -                -
    Tranfers (to) from the
    general acct. of GE Capital Life:
      Death benefits                                     -                -                -                -
      Surrenders                                         -               (3)               -              (15)
      Loans                                              -                -                -                -
      Cost of insurance                                  -                -                -                -
      Fixed Transfers                                    -                -                -                -
    Interfund transfers                                  -                -                -                -
                                                    ------           ------           ------          -------
Net increase in units resulting
    from capital transactions                        3,091            2,933            5,913           14,153
                                                    ------           ------           ------          -------
Units outstanding at June 30, 1999                   3,091            2,933            5,913           14,153
====================================================================================================================





                                                               Janus Aspen Series
--------------------------------------------------------------------------------------------------
                                                    Flexible      International       Capital
                                                     Income           Growth       Appreciation
                                                   Portfolio        Portfolio        Portfolio
--------------------------------------------------------------------------------------------------
Units outstanding at December 31, 1998                   -                -                -

From capital transactions:
    Net premiums                                     3,049            2,750           19,553
    Loan Interest                                        -                -                -
    Tranfers (to) from the
    general acct. of GE Capital Life:
      Death benefits                                     -                -                -
      Surrenders                                        (3)              (3)               -
      Loans                                              -                -                -
      Cost of insurance                                  -                -                -
      Fixed Transfers                                    -                -               72
    Interfund transfers                                  -                -                -
                                                    ------           ------          -------
Net increase in units resulting
    from capital transactions                        3,046            2,747           19,625
                                                    ------           ------          -------
Units outstanding at June 30, 1999                   3,046            2,747           19,625
============================================================================================

GE Capital Life Separate Account II

Notes to Financial Statements

June 30, 1999

(Unaudited)
--------------------------------------------------------------------------------
        (c)   Federal Income Taxes

              The Account is not taxed separately because the operations of the Account are part of the total operations of GE Capital Life. GE Capital Life is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Capital Life is included in the General Electric Capital Assurance Company consolidated federal income tax return. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

        (d)   Use of Estimates

              Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.


(3)    Related Party Transactions

       The premiums transferred from GE Capital Life to the Account represent gross premiums recorded by GE Capital Life on its flexible variable deferred annuity products. If a policy is surrendered or lapses during the first six years, a charge is made by GE Capital Life to cover the expenses of issuing the policy. In addition, surrender charges are assessed against payments made upon the maturity date if the maturity date occurs before all of the premium payments have been in the policy for seven years. Subject to certain limitations, the charge generally equals 6% of the premium withdrawn in the first four years, and this charge decreases 2% per year for every year thereafter.

       GE Capital Life will deduct a charge of $25 plus .15% per year from the Account for certain administrative charges. In addition, GE Capital Life charges the Account 1.25% for the mortality and expense (M&E) risk that GE Capital Life assumes. The administrative expenses as well as the M&E charges are deducted daily and reflect the effective annual rates.

       GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

       Capital Brokerage Corporation, an affiliate of GE Capital Life, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation serves as principal underwriter for variable life insurance policies and variable annuities issued by GE Capital Life.

                                       24                            (Continued)

GE Capital Life Separate Account II

Notes to Financial Statements

June 30, 1999

(Unaudited)
--------------------------------------------------------------------------------


       GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income, and Total Return Funds, .60% for the Global Income Fund, .55% for the U.S. Equity Fund and .65% for the Value Equity Fund.

       Certain officers and directors of GE Capital Life are also officers and directors of Capital Brokerage Corporation.

                                       25